Identifiable Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Identifiable Intangible Assets
4.	Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2011 and September 30, 2012 (in thousands):

December 31, 2011	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,046	$(25,530)	$36,516
Covenants not to compete	3,600	(3,600)	—

Total intangible assets	$65,646	$(29,130)	$36,516

September 30, 2012	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,198	$(27,838)	$34,360
Covenants not to compete	3,600	(3,600)	—
Perpetual license	3,250	(433)	2,817

Total intangible assets	$69,048	$(31,871)	$37,177

For the three and nine months ended September 30, 2011, amortization expense related to intangible assets amounted to $0.8 million and $2.3 million respectively. For the three and nine months ended September 30, 2012, amortization expense related to intangible assets amounted to $0.9 million and $2.7 million, respectively.

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$933
2013	3,731
2014	3,731
2015	3,731
2016	3,696
Thereafter	21,355

Total	$37,177

(3)	Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2010 and 2011 (in thousands):

December 31, 2010	Gross value	Accumulated amortization	Net value
Customer contracts and related relationships	$62,046	(22,487)	39,559
Covenants not to compete	3,600	(3,600)	—
Trademarks and trade names	13,400	—	13,400

Total identifiable intangible assets	$79,046	(26,087)	52,959

December 31, 2011	Gross value	Accumulated amortization	Net value
Customer contracts and related relationships	$62,046	(25,530)	36,516
Covenants not to compete	3,600	(3,600)	—

Total identifiable intangible assets	$65,646	(29,130)	36,516

Amortization of intangible assets amounted to $3,227,000, $3,043,000 and $3,043,000 in 2009, 2010 and 2011, respectively.

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

2012	$3,043
2013	3,043
2014	3,043
2015	3,043
2016	3,043
After 2016	21,301

Total	$36,516